Warrants	12 Months Ended
Dec. 31, 2021
Warrants and Rights Note Disclosure [Abstract]
Warrants
8. Warrants
Preferred Stock Warrants
The Company accounts for its warrants to purchase shares of convertible preferred stock as a liability. The Company adjusted the liability for changes in fair value of these warrants up until the closing date of the Business Combination. Upon consummation of the Business Combination on August 25, 2021, the outstanding warrants were cashless exercised and 50,529 total net shares of common stock were issued, after giving effect to the application of the Exchange Ratio.

F-24
The following table summarizes the outstanding warrants to purchase shares of preferred stock and the corresponding exercise price as of December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020	Exercise Price	Expiration Date
Series C preferred stock warrants	—	70,455	$5.33	August 31, 2028
Series C preferred stock warrants	—	—	$5.33	March 19, 2031
Assumed Public Warrants and Private Placement Warrants
Following the consummation of the Business Combination, holders of the public warrants and private placement warrants are entitled to acquire common stock of the Company. The warrants became exercisable on January 12, 2022, which is 12 months from the closing of the LWAC’s initial public offering. Each whole warrant entitles the registered holder to purchase one share of Common Stock at an exercise price of $11.50 per share. The public warrants and private placement warrants will expire five years after the completion of the Business Combination.
Once the public warrants and private placement warrants became exercisable, the Company has the right to redeem the outstanding warrants in whole and not in part at a price of $0.01 per warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last sale price of the Common Stock equals or exceeds $18.00 per share for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

The private placement warrants are identical to the public warrants except that, so long as they are held by the Sponsor or its permitted transferees: (i) they will not be redeemable by the Company; (ii) they may be exercised by the holders on a cashless basis; and (iii) they are subject to registration rights.
Private placement warrants are liability-classified (See Note 4) and the public warrants are equity-classified. The following table summarizes the number of outstanding public warrants and private placement warrants and the corresponding exercise price as of December 31, 2021 and December 31, 2020:

	December 31, 2021	December 31, 2020	Exercise Price	Expiration Date
Public warrants	5,833,333	—	$11.50	August 24, 2026
Private placement warrants	181,667	—	$11.50	August 24, 2026